Regulatory Requirements And Capital Ratios (Schedule Of Capital Amounts And Ratios) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	$ 346,039	$ 298,321
Total Capital, Ratio	13.80%	13.90%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	324,859	279,106
Tier I Capital, Ratio	13.00%	13.00%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier 1 Capital, Average Assets, Amount	324,859	279,106
Tier I Capital, Average Assets, Ratio	9.80%	9.80%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%
City National [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital, Amount	302,817	264,126
Total Capital, Ratio	12.20%	12.40%
Total Capital, Well Capitalized Ratio	10.00%	10.00%
Total Capital, Minimum Ratio	8.00%	8.00%
Tier I Capital, Amount	282,221	245,273
Tier I Capital, Ratio	11.40%	11.50%
Tier I Capital, Well Capitalized Ratio	6.00%	6.00%
Tier I Capital, Minimum Ratio	4.00%	4.00%
Tier 1 Capital, Average Assets, Amount	$ 282,221	$ 245,273
Tier I Capital, Average Assets, Ratio	8.60%	8.70%
Tier 1 Capital, Average Assets, Well Capitalized Ratio	5.00%	5.00%
Tier I Capital, Average Assets, Minimum Ratio	4.00%	4.00%